Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund | PIMCO Short Term Municipal Bond Active Exchange-Traded Fund
Shareholder Fees:
Shareholder Fee, Other